Tax expense	6 Months Ended
Dec. 31, 2018
Tax expense
Tax expense

11Tax expense

	Three months ended 31 December		Six months ended 31 December
	2018 £’000	Restated(1) 2017 £’000	2018 £’000	Restated(1) 2017 £’000
Current tax
Current tax on profit for the period	(1,953)	(688)	(2,603)	(688)
Foreign tax	(292)	(29)	(403)	(171)
Adjustment in respect of previous years	—	1,128	—	1,128

Total current tax (expense)/credit	(2,245)	411	(3,006)	269

Deferred tax
Origination and reversal of temporary differences	(8,633)	(9,122)	(9,974)	(16,535)
Adjustment in respect of previous years	—	155	—	155
Impact of change in US federal corporate income tax rate	—	(48,954)	—	(48,954)

Total deferred tax expense	(8,633)	(57,921)	(9,974)	(65,334)

Total tax expense	(10,878)	(57,510)	(12,980)	(65,065)

(1) Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.

Tax is recognized based on management’s estimate of the weighted average annual tax rate expected for the full financial year. Based on current forecasts, the estimated weighted average annual tax rate used for the year to 30 June 2019 is 28.2% (30 June 2018: 30.9%). The prior year deferred tax expense included a non-cash, tax accounting write off of £49.0 million following the enactment of US tax reform on 22 December 2017. The non-cash write-off was primarily due to the reduction in the US federal corporate income tax rate from 35% to 21%, which necessitated re-measurement of the existing US deferred tax position in the period to 31 December 2017.

In addition to the amounts recognized in the income statement, the following amounts relating to tax have been recognized in other comprehensive income:

	Three months ended 31 December		Six months ended 31 December
	2018 £’000	Restated(1) 2017 £’000	2018 £’000	Restated(1) 2017 £’000
Current tax	(1,453)	—	(959)	—
Deferred tax (note 25)	1,254	(6,618)	110	(10,593)

Total tax (expense)/credit recognized in other comprehensive income	(199)	(6,618)	(849)	(10,593)

(1) Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.